Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.10%
Innovator U.S. Equity Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator U.S. Equity Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $547.66 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $693.30 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.80%)